                               P R O S P E C T U S

                                 August 7, 2006
                          (as revised November 2, 2006)

  Please carefully read the important information it contains before investing.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
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     DFA Investment Dimensions Group Inc. is an investment company that offers a variety of investment portfolios.  The Portfolio described in this Prospectus: o
Has its own  investment  objective  and  policies,  and is the  equivalent  of a separate mutual fund. o Is generally  available only to institutional  investors and  clients  of  registered  investment  advisors.  o Does  not  charge a sales commission or "load." o Is designed for long-term investors.

                     EMERGING MARKETS SOCIAL CORE PORTFOLIO

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.
           Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY.........................................................1
   ABOUT THE PORTFOLIO......................................................1
   MANAGEMENT...............................................................1
   EQUITY INVESTMENT APPROACH...............................................1
   INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS OF THE

                                       i

RISK/RETURN SUMMARY

About the Portfolio

The Portfolio:

     o    Is  generally  offered  to  institutional  investors  and  clients  of registered investment advisers.

     o    Does not charge sales commissions or "loads."

     o    Is designed for long-term investors.

Management

Dimensional Fund Advisors Inc. (the "Advisor") is the investment manager for the
Portfolio.

Equity Investment Approach

The Advisor believes that equity investing should involve a long-term view and a focus on asset  class  (e.g.,  emerging  markets  stocks)  selection,  not stock picking. It places priority on controlling  expenses,  portfolio  turnover,  and trading costs. Many other investment  managers  concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures the Portfolio by:

l.   Selecting a starting universe of emerging markets securities.

2.   Excluding  certain  companies after analyzing various factors (for example, size or liquidity).

3.   Excluding other companies based upon the Portfolio's social criteria.

4.   Purchasing  stocks so the  Portfolio  is generally  diversified  within its targeted asset class of emerging markets.

See  "INVESTMENT  OBJECTIVE  AND   POLICIES--Applying   the  Portfolio's  Social
Criteria" for a description of the social criteria utilized by the Portfolio.

Investment Objective,  Strategies, and Risks of the Emerging Markets Social Core
Portfolio

o    Investment Objective: Long-term capital appreciation.

o    Investment  Strategy:  Invest  in a broad  portfolio  of  emerging  markets companies,  generally  with an  increased  exposure  to small cap and value companies,  while excluding  securities of emerging markets companies based upon the Portfolio's social issue screens.

o    Principal Risks: Market Risk, Emerging Markets Risk, Foreign Securities and
     Currencies Risk, Small Company Risk, and Social Investment Risk.

Principal Risks

Market Risk: Even a long-term  investment  approach  cannot  guarantee a profit.
Economic,  political,  and  issuer-specific  events  will  cause  the  value  of securities,  and the  Portfolio,  which owns them, to rise or fall.  Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money.

Emerging  Markets Risk:  Numerous  emerging  market  countries have  experienced serious,  and potentially  continuing,  economic and political  problems.  Stock markets in many emerging  market  countries are relatively  small,  expensive to trade,  and risky.  Foreigners  are often limited in their ability to invest in, and withdraw assets from, these markets.  Additional restrictions may be imposed under emergency conditions.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign  governments, and/or (b) less regulated or liquid securities markets.  Investors holding these securities  are also  exposed to foreign  currency  risk (the  possibility  that foreign currency will fluctuate in value against the U.S. dollar).

Small  Company Risk:  Securities  of small  companies are often less liquid than those of large  companies.  As a result,  small  company  stocks  may  fluctuate relatively more in price.

Social  Investment  Risk:  The  Portfolio's  social issue  screens may limit the number of investment  opportunities available to the Portfolio, and as a result, at times the  Portfolio  may produce  more modest  gains than funds that are not subject to such special investment  conditions.  For example,  the Portfolio may decline to purchase certain  securities when it is otherwise  advantageous to do so, or the Portfolio may sell certain  securities  for social reasons when it is otherwise disadvantageous to do so.

Other Risks

Derivatives:

Derivatives are securities,  such as futures  contracts,  whose value is derived from that of other  securities or indices.  Derivatives  can be used for hedging
(attempting to reduce risk by offsetting  one investment  position with another)
or non-hedging  purposes.  The Portfolio may use foreign  currency  contracts to hedge foreign currency risks.

The Portfolio also may use derivatives, such as futures contracts and options on futures  contracts,  to gain market exposure on the Portfolio's  uninvested cash pending  investment in securities or to maintain  liquidity to pay  redemptions.
When the Portfolio uses derivatives for non-hedging purposes, the Portfolio will be  directly  exposed  to the risks of that  derivative.  Gains or  losses  from derivative  investments  may be  substantially  greater  than  the  derivatives'
original cost.

Securities Lending:

The Portfolio may lend its portfolio  securities to generate  additional income.
Securities  lending  involves  the risk that the borrower may fail to return the securities  in a timely  manner or at all. As a result,  the  Portfolio may lose money  and  there  may be a delay  in  recovering  the  loaned  securities.  The
Portfolio also could lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash
collateral.   Securities   lending  may  have  certain   potential  adverse  tax
consequences.  See  "SECURITIES  LOANS" for further  information  on  securities lending.

Other Information

Commodity Pool Operator Exemption:

The  Portfolio  is operated by a person that has claimed an  exclusion  from the definition of the term "commodity  pool operator"  under the Commodity  Exchange
Act  ("CEA"),  and,  therefore,  such person is not subject to  registration  or regulation as a pool operator under the CEA.

Risk and Return Bar Chart and Table

     Performance  information  is not available for the Portfolio  because it is new.

                                FEES AND EXPENSES

     This table  describes the fees and expenses you may pay if you buy and hold shares of the Portfolio.

     Shareholder Fees (fees paid directly from your investment): None

                         ANNUAL FUND OPERATING EXPENSES
               (expenses that are deducted from Portfolio assets)

Management Fee..........................................................0.55%
Other Expenses..........................................................0.51%*
                                                                        -----

Total Annual Operating Expenses.........................................1.06%
Fee Waiver and/or Expense Reimbursements................................0.21%
                                                                        -----

Net Expenses............................................................0.85%**
                                                                        =====
__________________

*    "Other  Expenses" are annualized  expenses  based on  anticipated  fees and expenses  payable by the Portfolio  through the fiscal year ending November
     30, 2006.

**   Pursuant  to  a  Fee  Waiver  and  Expense  Assumption  Agreement  for  the
Portfolio,  the Advisor  has agreed to waive all or a portion of its  management fee and to assume the Portfolio's  expenses to the extent necessary to limit the expenses to 0.85% of the Portfolio's  average net assets on an annualized  basis
(the "Expense Limitation Amount").  At any time that the Portfolio's  annualized expenses are less than the Portfolio's  Expense Limitation Amount,  described in the prior sentence,  the Advisor retains the right to seek reimbursement for any fees  previously  waived and/or expenses  previously  assumed to the extent that such reimbursement will not cause the Portfolio's  annualized expenses to exceed the Expense  Limitation  Amount. The Portfolio is not obligated to reimburse the
Advisor for fees previously waived or expenses previously assumed by the Advisor more than  thirty-six  months  before  the date of such  reimbursement.  The Fee
Waiver and  Expense  Assumption  Agreement  will remain in effect for an initial period until August 7, 2007, and then shall continue in effect from year to year thereafter, for one-year periods, unless terminated by DFA Investment Dimensions
Group Inc. or the Advisor.

                                     EXAMPLE

     This  Example is meant to help you  compare  the cost of  investing  in the
Portfolio with the cost of investing in other mutual funds.

     The Example  assumes that you invest  $10,000 in the Portfolio for the time periods  indicated  and  then  redeem  all of your  shares  at the end of  those periods. The Example also assumes that your investment has a 5% return each year and that the  Portfolio's  operating  expenses  remain the same.  Although  your actual  costs may be higher or lower,  based on these  assumptions,  your  costs would be as follows:

                                                              l Year  3 Years
Emerging Markets Social Core Portfolio....................    $87     $334

     Because  the  Portfolio  is new,  the  Example is based on the  anticipated expenses for the Portfolio for the current fiscal year, and does not extend over five- and ten-year periods.

                                        5

                                   HIGHLIGHTS

Management Services

     The Advisor serves as investment advisor to the Portfolio.  See "MANAGEMENT
OF THE PORTFOLIO."

Purchase, Valuation, and Redemption of Shares

     The shares of the  Portfolio  are sold at net asset value.  The  redemption price of the shares of the Portfolio is also equal to the net asset value of its shares.  The value of the  Portfolio's  shares will fluctuate in relation to its own investment experience.  See "PURCHASE OF SHARES," "VALUATION OF SHARES," and
"REDEMPTION OF SHARES."

                        INVESTMENT OBJECTIVE AND POLICIES

     The investment  objective of the Portfolio is to achieve  long-term capital appreciation.  The  Portfolio  seeks to  achieve  its  investment  objective  by investing  in companies  associated  with  emerging  markets  designated  by the
Investment Committee of the Advisor ("Approved Markets"). As of the date of this
Prospectus,  the following countries are designated as Approved Markets: Brazil,
Chile, Czech Republic, Hungary, India, Indonesia,  Israel, Malaysia, Mexico, the
Philippines,  Poland, South Africa, South Korea, Taiwan,  Thailand,  and Turkey.
The Investment  Committee of the Advisor also may authorize  other countries for investment in the future, in addition to the countries listed.

     The  Portfolio  invests its assets  primarily  in Approved  Markets  equity securities  listed on bona  fide  securities  exchanges  or  actively  traded on over-the-counter  markets.  These exchanges or  over-the-counter  markets may be either  within or outside  the  issuer's  domicile  country.  For  example,  the securities may be listed or traded in the form of European Depository  Receipts,
Global Depository  Receipts,  American  Depository  Receipts,  or other types of depository receipts.

     The  Portfolio  seeks to  purchase  a broad  and  diverse  group of  equity securities,  generally  with an increased  exposure to  securities  of small cap issuers and securities that the Portfolio  considers to be value securities.  In addition to seeking  exposure to small cap  issuers  and value  securities,  the
Portfolio seeks to exclude certain  securities based upon the Portfolio's social issue screens.

     In assessing  value,  the Advisor may consider factors such as the issuer's securities having a high book value in relation to their market value, and price to cash flow or price to earnings  ratios.  The  criteria  the Advisor  uses for assessing  value are subject to change from time to time.  As a  non-fundamental policy,  under normal  circumstances,  the Portfolio will invest at least 80% of its net  assets  in  emerging  markets  investments  that  are  defined  in this
Prospectus  as  Approved  Markets  securities.  If the  Portfolio  changes  this investment  policy,  the Portfolio will notify  shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

Applying the Portfolio's Social Criteria

     The Fund has  engaged  an  independent  third  party  (the  "Social  Screen
Vendor") to monitor the Portfolio's social issue screens. As of the date of this
Prospectus,  KLD  Research &  Analytics,  Inc. has been engaged to be the Social
Screen  Vendor.  The Portfolio  seeks to exclude from its  investment  portfolio those companies that are identified by the Portfolio's social issue screens,  as further  discussed below.  The Portfolio's  social issue screens are designed to identify:

                                        6

     o    companies  that  earn at least  20% of their  total  business  revenue through the production  and/or sale of military weapons and/or weapons of mass destruction;

     o    companies  that are wholly or partially  managed or  controlled by the government  of the  Republic of the Sudan,  or that are engaged in for profit business activities in or with the Republic of the Sudan;

     o    companies  that  earn at least  15% of their  total  business  revenue through the production and/or sale of tobacco or alcohol products;

     o    companies that earn at least 20% of their total business  revenue from gambling activities;

     o    companies that directly participate in abortions;

     o    companies   that   manufacture    pharmaceuticals    and/or   abortive
          agents/contraceptives;

     o    companies that earn at least 15% of their total business  revenue from publishing or selling pornographic materials; and

     o    companies that are for-profit health care providers.

The Portfolio may modify this list of social issue screens, at any time, without prior shareholder approval or notice.

     The  Portfolio's  social  issue  screens  are  designed  to meet the social investing needs of shareholders;  the exclusion,  purchase,  or sale of specific securities in the Portfolio  should not be construed as reflecting a judgment by the Advisor or the Board of Directors of DFA  Investment  Dimensions  Group Inc.
relating to any social issue.

     The  Portfolio  and the Advisor do not  determine  which  stocks to exclude pursuant to the Portfolio's social issue screens. Instead, the Portfolio and the
Advisor rely on the social  investment  research  provided by the Social  Screen
Vendor.  The Social  Screen  Vendor is  generally  in the  business of providing social investment  research on publicly traded companies.  Through its research, the Social Screen Vendor shall determine if and when a company's  activities are significant  enough to warrant  exclusion  under the  Portfolio's  social  issue screens.  The Social Screen Vendor may  periodically  modify its social criteria screening process.

     The Portfolio will endeavor not to buy any stock that fails the Portfolio's social issue screens as indicated in the research  provided by the Social Screen
Vendor.  Because of this approach, the Portfolio may not invest in certain types of companies, industries, and segments of the Approved Markets. The Advisor will endeavor to ensure that the  Portfolio's  investments  are  consistent  with the social issue screens,  but there can be no guarantee that every  investment will do so. Even if an  investment is not excluded by the social issue  screens,  the
Advisor has the option of excluding  the  investment  if it is  determined to be unsuitable.

     At times,  the Portfolio  may hold stocks that do not meet the  Portfolio's social  criteria,  because for  instance  the stocks  ceased  meeting the social criteria  after the Portfolio  bought them or the Portfolio  obtained the stocks despite the  Portfolio's  social  criteria due to inadvertent  error,  corporate action or  otherwise.  The Advisor  will seek to sell these stocks in an orderly manner. Although the Advisor will seek to minimize any adverse effect of holding or selling  these  stocks on the value of the  Portfolio's  investments,  to the extent  that  costs or  losses  are  realized  no  remuneration  will be due the
Portfolio.

                                        7

Ordinarily,  the Portfolio  will sell the stocks  within 90 days of  determining that the stocks do not meet the social  criteria.  However,  the Portfolio  will sell the stocks after a longer period if the Advisor believes that doing so will avoid a loss to the overall value of the Portfolio's investments.

Approved Markets

     The  Portfolio  may not invest in all such  companies  or Approved  Markets described below, for reasons which include  constraints  imposed within Approved
Markets (e.g.,  restrictions  on purchases by  foreigners),  and the Portfolio's policy not to invest more than 25% of its assets in any one industry.

     Approved  Market  securities are defined as securities  that are associated with an Approved Market, and include,  among others: (a) securities of companies that are  organized  under the laws of, or  maintain  their  principal  place of business in, an Approved Market;  (b) securities for which the principal trading market is in an Approved  Market;  (c)  securities  issued or  guaranteed by the government of an Approved Market country, its agencies or instrumentalities,  or the central bank of such  country;  (d)  securities  denominated  in an Approved
Market currency issued by companies to finance  operations in Approved  Markets;
(e)  securities  of  companies  that  derive at least 50% of their  revenues  or profits from goods produced or sold,  investments made, or services performed in
Approved Markets or have at least 50% of their assets in Approved  Markets;  (f)
Approved  Markets  equity  securities  in the  form of  depositary  shares;  (g)
securities  of pooled  investment  vehicles  that invest  primarily  in Approved
Markets  securities  or  derivative  instruments  that  derive  their value from
Approved  Markets  securities;  or (h)  securities  included in the  Portfolio's benchmark  index.  Securities  of Approved  Markets may  include  securities  of companies  that  have  characteristics  and  business  relationships  common  to companies in other countries.  As a result,  the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the  Approved  Markets.  The  Advisor,  however,  will  select  only those companies that, in its view, have  sufficiently  strong exposure to economic and market  forces in  Approved  Markets.  For  example,  the  Advisor may invest in companies  organized and located in the United States or other countries outside
of  Approved  Markets,   including  companies  having  their  entire  production
facilities outside of Approved Markets,  when such companies meet the definition of Approved Markets securities.

     In determining which countries are eligible markets for the Portfolio,  the
Advisor may consider various factors,  including,  without limitation, the data, analysis,  and  classification  of countries  published or  disseminated  by the
International  Bank for  Reconstruction  and Development  (commonly known as the
World Bank), the International Finance Corporation,  FTSE International,  Morgan
Stanley Capital International,  Citigroup, and the Heritage Foundation. Approved
emerging  markets may not  include all such  emerging  markets.  In  determining whether to approve markets for  investment,  the Advisor will take into account,
among  other  things,  market  liquidity,   relative  availability  of  investor
information,  government  regulation,  including  fiscal  and  foreign  exchange repatriation rules and the availability of other access to these markets for the
Portfolio.  The  Portfolio  may continue to hold  securities  that are no longer designated as Approved Markets by the Investment Committee of the Advisor.

     Pending the investment of new capital in Approved Markets  securities,  the
Portfolio  will  typically  invest in money market  instruments  or other highly liquid debt instruments  including those denominated in U.S. dollars (including, without  limitation,  repurchase  agreements)  and money market mutual funds. In addition, the Portfolio may, for liquidity,  or for temporary defensive purposes during  periods in which  market or economic or  political  conditions  warrant, purchase highly liquid debt instruments or hold freely  convertible  currencies, although  the  Portfolio  does not expect the  aggregate  of all such amounts to exceed 20% of its net assets under normal circumstances.  The Portfolio may also invest  in  exchange-traded  funds  ("ETFs")  and  similarly  structured  pooled investments that provide exposure to Approved Markets

or other  equity  markets,  including  the United  States,  for the  purposes of gaining exposure to the equity markets while maintaining liquidity.

     The  Portfolio  also may invest up to 10% of its total  assets in shares of other investment companies that invest in one or more Approved Markets, although
it  intends  to  do  so  only  where  access  to  those   markets  is  otherwise
significantly  limited.  In  some  Approved  Markets,  it  may be  necessary  or advisable  for the Portfolio to establish a  wholly-owned  subsidiary or a trust for the purpose of investing in the local markets.

     The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities  or to maintain  liquidity to pay  redemptions.  The Portfolio may enter into  futures  contracts  and options on futures  contracts  for  Approved
Market or other equity market  securities  and indices,  including  those of the
United  States.  Because the  Portfolio's  investments  will be  denominated  in foreign currencies,  the Portfolio also will enter into forward foreign currency contracts  solely for the purpose of hedging  against  fluctuations  in currency exchange rates.

Portfolio Construction

     The  Portfolio  seeks  broad  market  diversification   generally  with  an
increased  exposure to  securities of small cap issuers and  securities  that it considers to be value securities, while also purchasing securities as consistent with the  Portfolio's  social  issue  screens.  The  Advisor  will  not  utilize
"fundamental"   securities   research   techniques  in  identifying   securities
selections for the Portfolio.

     Even though a  company's  stock may meet the  criteria  for  investment,  a company's stock may not be included in the Portfolio for one or more of a number of reasons. For example, in the Advisor's judgment, the issuer may be considered in extreme  financial  difficulty,  a material  portion of its securities may be closely held and not likely available to support market liquidity, or the issuer may be a "passive  foreign  investment  company"  (as  defined  in the  Internal
Revenue Code of 1986, as amended).  There will be the exercise of discretion and consideration by the Advisor in purchasing  securities in an Approved Market and in determining the allocation of investments among Approved Markets.

                             PORTFOLIO TRANSACTIONS

     Securities  will not be  purchased or sold based on the  prospects  for the economy,  the securities  markets,  or the  individual  issuers whose shares are eligible for purchase.  Securities  that have  depreciated  in value since their acquisition  will not be sold solely  because  prospects  for the issuer are not considered attractive or due to an expected or realized decline in securities in general.  Securities will not be sold to realize  short-term  profits,  but when circumstances  warrant,  they may be sold  without  regard to the length of time held.  Securities,  including  those eligible for purchase,  may be disposed of, however,  at any time when, in the  Advisor's  judgment,  circumstances  warrant their sale, including,  but not limited to, tender offers,  mergers, and similar transactions,  or bids made for block purchases at opportune prices.  Generally, securities  will be purchased  with the  expectation  that they will be held for longer  than one year and will be held  until such time as they are no longer an appropriate holding in light of the investment policy of the Portfolio.

                                SECURITIES LOANS

     The  Portfolio is  authorized  to lend  securities  to  qualified  brokers, dealers,  banks,  and other  financial  institutions  for the purpose of earning additional  income.  While the Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of the

Portfolio. The value of securities loaned may not exceed 33 1/3% of the value of the Portfolio's total assets,  which includes the value of collateral  received.
To the extent the  Portfolio  loans a portion of its  securities,  the Portfolio will  receive  collateral  consisting  generally  of  cash  or  U.S.  government securities,  which will be  maintained  by marking to market  daily in an amount equal to at least (i) 100% of the current market value of the loaned securities, with respect to securities of the U.S. government or its agencies,  (ii) 102% of the  current  market  value  of the  loaned  securities,  with  respect  to U.S.
securities, and (iii) 105% of the current market value of the loaned securities, with respect to foreign securities.  Subject to its stated investment  policies, the Portfolio may invest the  collateral  received for the loaned  securities in securities  of the  U.S.  government  or  its  agencies,  repurchase  agreements collateralized  by  securities  of the  U.S.  government  or its  agencies,  and registered and unregistered  money market funds. For purposes of this paragraph, agencies include both agency debentures and agency  mortgage-backed  securities.
In addition,  the  Portfolio  will be able to terminate the loan at any time and will receive  reasonable  interest on the loan,  as well as amounts equal to any dividends,  interest, or other distributions on the loaned securities.  However, dividend income received from loaned  securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolio's  Statement of Additional
Information (the "SAI") for a further discussion of the tax consequences related to  securities  lending.  The  Portfolio  will be  entitled  to  recall a loaned security in time to vote proxies or otherwise  obtain  rights to vote proxies of loaned  securities if the Portfolio  knows a material  event will occur.  In the event of the  bankruptcy of the  borrower,  the Fund could  experience  delay in recovering  the  loaned  securities  or  only  recover  cash  or a  security  of equivalent value. See "OTHER RISKS--SECURITIES  LENDING" for a discussion of the risks related to securities lending.

                           MANAGEMENT OF THE PORTFOLIO

     The Advisor  serves as investment  advisor to the  Portfolio.  As such, the
Advisor  is  responsible  for the  management  of the  Portfolio's  assets.  The
Portfolio is managed using a team  approach.  The  investment  team includes the
Investment Committee of the Advisor,  portfolio managers,  and all other trading personnel.

     The  Investment  Committee is composed  primarily  of certain  officers and directors  of the Advisor  who are  appointed  annually.  As of the date of this
Prospectus, the Investment Committee has seven members. Investment decisions for the Portfolio  are made by the  Investment  Committee,  which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and  reviews  all  investment  related  policies  and  procedures  and approves  any  changes in regards to approved  countries,  security  types,  and brokers.

     In  accordance  with the team approach  used to manage the  Portfolio,  the portfolio  manager and portfolio  traders  implement the policies and procedures established by the  Investment  Committee.  The portfolio  manager and portfolio traders also make daily decisions regarding the Portfolio, including running buy and  sell  programs,  based  on the  parameters  established  by the  Investment
Committee. Karen E. Umland, the portfolio manager for the Portfolio, coordinates the efforts of all other  portfolio  managers  with respect to the Portfolio and other international equity portfolios managed by the Advisor.

     Ms. Umland is a Portfolio  Manager and Vice  President of the Advisor and a
member of the Investment Committee.  She received her BA from Yale University in
1988 and her MBA from the  University of California at Los Angeles in 1993.  Ms.
Umland joined the Advisor in 1993 and has been responsible for the international equity  portfolios  since 1998.  The Fund's SAI provides  information  about the portfolio  manager's  compensation,  other  accounts  managed  by the  portfolio manager, and the portfolio manager's ownership of Fund shares.

                                       10

     The Advisor  provides the Portfolio  with a trading  department and selects brokers and dealers to effect securities  transactions.  Securities transactions are placed with a view to  obtaining  best price and  execution.  The  Advisor's address is 1299 Ocean Avenue, Santa Monica, CA 90401.

     DFA  Investment  Dimensions  Group Inc.  (the "Fund")  bears all of its own costs and expenses,  including:  services of its independent  registered  public accounting firm,  legal counsel,  brokerage  commissions,  and transfer taxes in connection with the acquisition and disposition of portfolio securities,  taxes, insurance  premiums,  costs  incidental  to  meetings  of its  shareholders  and directors,  the  cost  of  filing  its  registration  statements  under  federal securities  laws and the cost of any filings  required  under  state  securities laws,  reports to  shareholders,  and transfer and dividend  disbursing  agency, administrative  services, and custodian fees. Expenses allocable to a particular portfolio  of the Fund are so  allocated.  The expenses of the Fund that are not allocable to a particular  portfolio are borne by each portfolio on the basis of its relative net assets or equally.

     The Advisor was  organized  in May 1981,  and is engaged in the business of providing  investment  management  services.  As of the date of this Prospectus, assets under management total  approximately $100 billion.  The Advisor controls
Dimensional  Fund  Advisors  Ltd.  ("DFAL")  and  DFA  Australia  Limited  ("DFA
Australia").

Investment Services

     The Advisor has entered  into a Sub  Advisory  Agreement  with each of DFAL
(100  Pall  Mall,  London  SW1Y 5NQ) and DFA  Australia  (Level  29  Gateway  1,
MacQuarie  Place,  Sydney,  New  South  Wales  2000,  Australia),  respectively.
Pursuant to the terms of each Sub  Advisory  Agreement,  DFAL and DFA  Australia each have the  authority  and  responsibility  to select  brokers and dealers to execute  securities  transactions  for the Portfolio.  Each Sub Advisor's duties
include  the   maintenance   of  a  trading  desk  for  the  Portfolio  and  the
determination  of the best  and most  efficient  means of  executing  securities transactions.  On at least a  semi-annual  basis,  the  Advisor  will review the holdings of the  Portfolio  and review the trading  process and the execution of securities  transactions.  The  Advisor is  responsible  for  determining  those securities  which are eligible for  purchase and sale by the  Portfolio  and may delegate this task,  subject to its own review, to DFAL and DFA Australia.  DFAL and DFA Australia maintain and furnish to the Advisor information and reports on small companies in certain markets,  including  recommendations of securities to be added to the securities that are eligible for purchase by the Portfolio. DFAL is a member of the  Financial  Services  Authority  ("FSA"),  a  self-regulatory organization for investment managers operating under the laws of England.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     Dividends  from net  investment  income of the  Portfolio  are  distributed quarterly  (on a calendar  basis) and any net realized  capital gains (after any reductions  for capital loss  carry-forwards)  are  distributed  annually  after
November 30. The  Portfolio  also may make an additional  dividend  distribution from net investment income in November of each year.

     Shareholders  of  the  Portfolio  will  automatically  receive  all  income dividends and capital gains  distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date),
unless,   upon  written   notice  to  the  Advisor  and  completion  of  account
information, the shareholder selects on of the options listed below:

     Income  Option--to  receive  income  dividends  in cash and  capital  gains distributions in additional shares at net asset value.

                                       11

     Capital Gains  Option--to  receive capital gains  distributions in cash and income dividends in additional shares at net asset value.

     Cash   Option--to   receive  both  income   dividends   and  capital  gains
distributions in cash.

     Certain  investments  by the Portfolio may be subject to special rules that may affect the  amount,  character,  and timing of the income to the  Portfolio.
Some of these rules are referenced in the SAI. Specifically, corporate investors should consult the SAI for further information regarding the extent to which the distributions  from the Portfolio  may be eligible for the  corporate  dividends received reduction.

     Whether paid in cash or additional  shares and  regardless of the length of time the Portfolio's  shares have been owned by shareholders  who are subject to
U.S.  federal  income  taxes,  distributions  from  long-term  capital gains are taxable as such.  Dividends from net investment income or net short-term capital gains  will be  taxable  as  ordinary  income,  whether  received  in cash or in additional  shares.  A portion of the income dividends paid by the Portfolio may be  qualified  dividends  eligible for taxation by  individual  shareholders  at long-term  capital gains rates provided certain holding period  requirements are satisfied.  For those  investors  subject to tax, if  purchases of shares of the
Portfolio are made shortly before the record date for a dividend or capital gain distribution,  a  portion  of the  investment  will  be  returned  as a  taxable distribution.  Shareholders  are  notified  annually  by the Fund as to the U.S.
federal tax status of dividends and distributions paid by the Portfolio.

     The  Portfolio may be subject to foreign  withholding  taxes on income from foreign  securities.  If more  than  50% in  value of the  total  assets  of the
Portfolio is invested in securities of foreign  corporations,  the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the  Portfolio.  If this  election is made,  shareholders  will be required to include in their gross income their pro rata share of these  foreign taxes paid by the  Portfolio,  and will be  entitled  to deduct (as an  itemized deduction  in the case of  individuals)  their  share of such  foreign  taxes in computing their taxable income or to claim a credit for such taxes against their
U.S. federal income tax, subject to certain limitations under the Code.

     The sale of shares of the  Portfolio is a taxable event and may result in a capital gain or loss to  shareholders  who are subject to tax.  Capital gains or loss may be  realized  from an ordinary  redemption  of shares or an exchange of shares  between  two  Portfolios.  Any loss  incurred on sale or exchange of the
Portfolio's  shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain  dividends  received  with respect to such shares.

     In  addition  to federal  taxes,  shareholders  may be subject to state and local taxes on  distributions  from the Portfolio and on gains on redemptions or exchanges  of the  Portfolio's  shares.  Distributions  of  interest  income and capital gains realized from certain types of U.S.  government  securities may be exempt form state personal income taxes.

     Dividends   which  are  declared  in  October,   November  or  December  to
shareholders of record in such a month, but which, for operational  reasons, may not be paid to the shareholder until the following January,  will be treated for
U.S. federal income tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

     For non-U.S. investors, ordinary dividends designated as short-term capital gain  dividends and  interest-related  dividends  designated as a payment out of qualified interest income generally will not be subject to U.S. withholding tax, provided the shareholder certifies that the shareholder is a non-U.S. investor.

                                       12

     The  Portfolio  is required to withhold 28% of taxable  dividends,  capital gains  distributions,  and redemption proceeds paid to shareholders who have not complied with IRS rules  concerning  taxpayer  identification  numbers.  You may avoid this  withholding  requirement  by providing and certifying on the account registration form your correct Taxpayer  Identification Number and by certifying that you are not subject to backup  withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so. Non-U.S.  investors may be subject to U.S.  withholding or estate tax, and are subject to special U.S. tax certification requirements.

     The tax  discussion  set forth  above is included  for general  information only.  Prospective  investors should consult the SAI. Prospective investors also should consult their own tax advisers  concerning the federal,  state, local, or foreign tax consequences of an investment in the Portfolio.

                               PURCHASE OF SHARES

     Investors  may purchase  shares of the  Portfolio by first  contacting  the
Advisor at (310) 395-8005 to notify the Advisor of the proposed investment.  The
Portfolio  generally is available for investment only by institutional  clients, clients of registered  investment advisors,  clients of financial  institutions, and a limited number of certain other  investors,  as approved from time to time by the Advisor  ("Eligible  Investors").  Eligible  Investors include employees, former employees,  shareholders, and directors of the Advisor and the Funds, and friends  and family  members of such  persons.  All  investments  are subject to approval  of the  Advisor,  and all  investors  must  complete  and  submit  the necessary account  registration forms in good order. The Fund reserves the right to reject any initial or  additional  investment  and to suspend the offering of shares of the Portfolio.

     "Good order" with respect to the purchases of shares means that (1) a fully completed  and properly  signed  Account  Registration  Form and any  additional supporting  legal  documentation  required by the Advisor have been  received in legible form, and (2) the Advisor has been notified of the purchase by telephone and, if the  Advisor so  requests,  also in writing,  no later than the close of regular  trading on the NYSE (normally 1:00 p.m. PT) on the day of the purchase.
If an  order  to  purchase  shares  must be  cancelled  due to  nonpayment,  the purchaser will be  responsible  for any loss incurred by the Fund arising out of such  cancellation.  To recover any such loss,  the Fund  reserves  the right to redeem  shares  owned  by any  purchaser  whose  order  is  cancelled,  and such purchaser  may be  prohibited  or  restricted  in the manner of placing  further orders.

     Investors having an account with a bank that is a member or a correspondent of a member of the Federal  Reserve System may purchase  shares by first calling the Advisor at (310) 396-8005 to notify the Advisor of the proposed  investment, then requesting the bank to transmit immediately available funds (federal funds)
by wire to PNC Bank,  N.A. for the account of DFA  Investment  Dimensions  Group
Inc. (Emerging Markets Social Core Portfolio).  Additional  investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares of the Portfolio by check should send their check to DFA
Investment  Dimensions  Group Inc.,  c/o PFPC Inc.,  P.O. Box 8916,  Wilmington,
Delaware 19899-8916.

     Payment of the total  amount due should be made in U.S.  dollars.  However, subject  to  approval  by the  Advisor,  payment  may  be  made  in  any  freely convertible  currency and the necessary  foreign exchange  transactions  will be arranged on behalf of, and the expense of, the applicant. Applicants settling in any currency  other than U.S.  dollars are advised that a delay in  processing a purchase or redemption may occur to allow for currency conversion.

     Shares also may be purchased  and sold by  individuals  through  securities firms that may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are

                                       13

purchased  or  redeemed  directly  from the Fund.  Investors  who are clients of investment  advisory  organizations  may also be subject to investment  advisory fees under their own arrangements with such organizations.

In-Kind Purchases

     If  accepted  by the Fund,  shares of the  Portfolio  may be  purchased  in exchange for  securities  that are eligible for  acquisition by the Portfolio or otherwise  represented  in its  portfolio as described in this  Prospectus or in exchange for local  currencies  in which such  securities  of the  Portfolio are denominated.  Securities and local currencies  accepted by the Fund for exchange and Portfolio  shares to be issued in exchange will be valued as set forth under
"VALUATION OF SHARES" at the time of the next  determination  of net asset value after such acceptance. All dividends,  interests,  subscription, or other rights pertaining  to such  securities  shall become the property of the  Portfolio and must be  delivered  to the Fund by the  investor  upon  receipt from the issuer.
Investors who desire to purchase  shares of the Portfolio with local  currencies should first contact the Advisor for wire instructions.

     The Fund will not accept securities in exchange for shares of the Portfolio unless:  (1) such  securities  are, at the time of the exchange,  eligible to be included,  or  otherwise  represented,  in  the  Portfolio  and  current  market
quotations  are  readily  available  for  such  securities;   (2)  the  investor
represents  and  agrees  that all  securities  offered to be  exchanged  are not subject  to any  restrictions  upon  their  sale  by  the  Portfolio  under  the
Securities  Act of 1933 or under the laws of the country in which the  principal market for such securities  exists,  or otherwise;  and (3) at the discretion of the Fund,  the value of any such security  (except U.S.  government  securities)
being exchanged,  together with other securities of the same issuer owned by the
Portfolio,  may not  exceed 5% of the net  assets of the  Portfolio  immediately after the  transaction.  The Fund will accept such securities for investment and not for resale.

     A gain or loss for federal  income tax purposes will  generally be realized by investors  who are subject to federal  taxation  upon the exchange  depending upon  the  cost  of  the  securities  or  local  currency  exchanged.  Investors interested in such  exchanges  should  contact the Advisor.  Purchases of shares will be made in full and fractional  shares  calculated to three decimal places.
In the interest of economy and convenience,  certificates for shares will not be issued.

                POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

     The Portfolio is designed for  long-term  investors and is not intended for investors  that engage in  excessive  short-term  trading  activity  that may be harmful to the Portfolio, including but not limited to market timing. Short-term or  excessive  trading  into  and out of the  Portfolio  can  disrupt  portfolio management strategies, harm performance, and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

     In  addition,   the  nature  of  the   Portfolio's   holdings  may  present
opportunities for a shareholder to engage in a short-term  trading strategy that exploits  possible  delays  between  changes  in the  price  of the  Portfolio's holdings and the reflection of those changes in the  Portfolio's net asset value
(called "arbitrage market timing").  Such delays may occur because the Portfolio has  significant  investments  in  foreign  securities  where,  due to time zone differences, the values of those securities are established some time before the
Portfolio  calculates its net asset value. In such circumstances,  the available market prices for such foreign  securities may not accurately reflect the latest indications  of value at the time the Portfolio  calculates its net asset value.
There is a possibility  that arbitrage market timing may dilute the value of the
Portfolio's  shares if redeeming  shareholders  receive proceeds (and purchasing shareholders  receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

                                       14

     The Board of Directors of the Fund (the  "Board") has adopted a policy (the
"Trading  Policy")  and the  Advisor  and  DFA  Securities  Inc.  (collectively,
"Dimensional") and their agents have implemented the following procedures, which are designed to discourage  and prevent  market  timing or excessive  short-term trading in the Portfolio:  (i) trade activity  monitoring,  and (ii) use of fair value pricing.

     The Fund, Dimensional and their agents monitor selected trades and flows of money in and out of the  Portfolio in an effort to detect  excessive  short-term trading activities,  and for consistent  enforcement of the Trading Policy. As a result  of this  monitoring,  Dimensional  may ask a  shareholder  to stop  such activities  or refuse to  process  purchase  orders  or  exchange  orders in the shareholder's account.

     The Fund reserves the right to take the actions necessary to stop excessive or  disruptive  trading  activities,  including  refusing or canceling  purchase orders for any reason,  without prior notice,  particularly purchase orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their  agents  reserve  the  right to reject  any  purchase  request  made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio.  In making such judgments,  the Fund and Dimensional seek to act in a manner that is consistent  with the best  interests of  shareholders.  For purposes of applying these procedures,  Dimensional may consider an investor's trading history in the
Portfolio,  and  accounts  under common  ownership,  influence,  or control.  In addition,  these procedures will not apply to a redemption  transaction in which the Portfolio distributes  portfolio securities to a shareholder in-kind,  where the  redemption  will not  disrupt the  efficient  portfolio  management  of the
Portfolio and the  redemption is consistent  with the interests of the remaining shareholders of the Portfolio.

     The ability to monitor trades that are through omnibus accounts  maintained by  financial  intermediaries,  such as 401(k) plan  administrators  and certain fee-based financial advisors  ("Intermediaries"),  is severely limited.  Omnibus accounts aggregate the transactions of underlying  shareholders,  thus making it
difficult  to  identify  individual   underlying  account  holder  activity.  In
addition,  some  Intermediaries  may be unable,  or  unwilling,  to abide by any
Fund-imposed trading or exchange restrictions. For these reasons, the procedures cannot eliminate completely the possibility of excessive short-term trading. The
Fund seeks compliance by Intermediaries with the policies by requesting that the
Intermediaries, from time to time, identify to the Fund those investors known to the  Intermediaries to have investment  horizons  inconsistent with those of the
Portfolio.

     In addition to monitoring trade activity,  the Board has adopted fair value pricing  procedures  that govern the pricing of the securities of the Portfolio.
These  procedures are designed to help ensure that the prices at which Portfolio shares are  purchased  and redeemed  are fair,  and do not result in dilution of shareholder  interests or other harm to  shareholders.  See the discussion under
"VALUATION OF  SHARES--Net  Asset Value" for additional  details  regarding fair value pricing of the Portfolio's securities.

     Although the  procedures  are designed to discourage  excessive  short-term trading,  none of the procedures  individually  nor all of the procedures  taken together can completely  eliminate the  possibility  that  excessive  short-term trading activity in the Portfolio may occur.

     Certain  Intermediaries  may apply frequent trading policies and procedures that are different from the policies and procedures  described above.  Investors that  invest  in the  Portfolio  through  an  Intermediary  should  contact  the
Intermediary  for  information   concerning  the  Intermediary's   policies  and
procedures.

                                       15

                               VALUATION OF SHARES

Net Asset Value

     The net asset  value per share of the  Portfolio  is  calculated  after the close of the NYSE  (normally,  1:00 p.m.  PT) by dividing the total value of the
Portfolio's  investments and other assets,  less any  liabilities,  by the total outstanding  shares  of the  stock of the  Portfolio.  The  Portfolio  generally calculates  its net asset value per share and accepts  purchase  and  redemption orders  on days  that  the  NYSE is open for  trading.  Note:  The time at which transactions  and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

     The value of shares of the  Portfolio  will  fluctuate  in  relation to its investment  experience.  Securities  held by the  Portfolio  will be  valued  in accordance  with  applicable  laws  and  procedures  adopted  by  the  Board  of
Directors, and generally, as described below.

     Securities held by the Portfolio  (including  over-the-counter  securities)
are  valued at the last  quoted  sale price of the day.  Securities  held by the
Portfolio  that are listed on Nasdaq are valued at the Nasdaq  Official  Closing
Price ("NOCP"). If there is no last reported sales price or NOCP of the day, the
Portfolio  values the  securities at the mean between the most recent quoted bid and asked  prices.  Price  information  on listed  securities  is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering  prices,  as  appropriate,  for purchase orders placed at the close of the NYSE.

     The value of the  securities and other assets of the Portfolio for which no market quotations are readily available (including  restricted  securities),  or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund.  Fair value pricing may also be used if events that have a significant effect on the value of an investment  (as  determined  in the  discretion of the
Investment  Committee  of the  Advisor)  occur  before  the net  asset  value is calculated.  When fair value pricing is used,  the prices of securities  used by the  Portfolio  may  differ  from the  quoted or  published  prices for the same securities on their primary markets or exchanges.

     The  Portfolio  will also fair value price in the  circumstances  described below. Generally, trading in foreign securities markets is completed each day at various times before the close of the NYSE. For example, trading in the Japanese securities  markets  is  completed  each  day at the  close of the  Tokyo  Stock
Exchange  (normally  11:00 p.m. PT), which is fourteen hours before to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the
Portfolio is computed.  Due to the time differences  between the closings of the relevant  foreign  securities  exchanges and the time the  Portfolio  prices its shares at the close of the  NYSE,  the  Portfolio  will fair  value its  foreign investments  when it is determined  that the market  quotations  for the foreign investments  are either  unreliable  or not  readily  available.  The fair value prices  will  attempt  to  reflect  the  impact of the U.S.  financial  markets'
perceptions and trading activities on the Portfolio's  foreign investments since the last closing  prices of the foreign  investments  were  calculated  on their primary foreign securities markets or exchanges.  For these purposes,  the Board of Directors of the Fund has determined  that  movements in relevant  indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or  the  London  Stock  Exchange,  demonstrate  that  market  quotations  may be unreliable, and may trigger fair value pricing. Consequently,  fair valuation of portfolio  securities may occur on a daily basis.  The fair value pricing by the
Portfolio  utilizes data furnished by an independent  pricing  service (and that data  draws  upon,  among  other  information,  the  market  values  of  foreign investments).  The fair value prices of portfolio  securities  generally will be used when it is  determined  that the use of such  prices  will have a  material impact on the net asset value of the  Portfolio.  When the  Portfolio  uses fair value pricing, the values assigned to the

                                       16

Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Board of Directors of the
Fund  monitors  the  operation  of the  method  used to  fair  value  price  the
Portfolio's foreign investments.

     Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market  quotations.  There can be no  assurance  that the  Portfolio  could  obtain the fair value  assigned  to a security if it were to sell the security at approximately  the time at which the
Portfolio  determines  its net asset value per share.  As a result,  the sale or redemption by the  Portfolio of its shares at net asset value,  at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

     The net asset value per share of the Portfolio is expressed in U.S. dollars by translating the net assets of the Portfolio using the mean of the most recent bid and asked prices for the dollar as quoted by generally  recognized  reliable sources.  Since the  Portfolio  owns  securities  that are  primarily  listed on foreign  exchanges  that may trade on days when the Portfolio does not price its shares,  the  net  asset  value  of  the  Portfolio  may  change  on  days  when shareholders will not be able to purchase or redeem shares.

     Certain of the securities holdings of the Portfolio in Approved Markets may be subject to tax,  investment,  and currency  repatriation  regulations  of the
Approved  Markets  that  could  have a  material  effect  on the  values  of the securities.  For example,  the Portfolio might be subject to different levels of taxation on current income and realized gains  depending upon the holding period of the  securities.  In general,  a longer  holding  period (e.g.,  5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g.,
1 year). The Portfolio may also be subject to certain  contractual  arrangements with investment  authorities in an Approved Market that require the Portfolio to maintain  minimum  holding  periods  or to limit the extent of  repatriation  of income and realized gains.

     Futures  contracts are valued using the settlement  price  established each day on the  exchange  on  which  they are  traded.  The  value  of such  futures contracts held by the Portfolio is determined each day as of such close.

Public Offering Price

     Provided  that the  transfer  agent has  received  the  investor's  Account
Registration  Form in good order and the custodian  has received the  investor's payment,  shares of the Portfolio will be priced at the public  offering  price, which is the net asset value of the shares next determined  after receipt of the investor's  funds by the custodian.  The transfer agent or the Fund may appoint, from time to time,  sub-transfer  agents  or  various  financial  intermediaries
("Intermediaries")  for the receipt of purchase orders,  redemption  orders, and funds  from  certain  investors.  Intermediaries,  in turn,  are  authorized  to designate other financial  intermediaries  (Sub-designees")  to receive purchase and redemption orders for the Portfolio's shares from investors. With respect to such  investors,  the  shares of the  Portfolio  will be  priced  at the  public
offering  price   calculated   after  receipt  of  the  purchase  order  by  the
Intermediary  or  Sub-designee,  as  applicable,  that is  authorized to receive purchase  orders.  If the  investor  buys  shares  through  an  Intermediary  or
Sub-designee,  the  purchase  price  will  be the  public  offering  price  next calculated after the Intermediary or Sub-designee,  as applicable,  receives the order,  rather than on the day the  custodian  receives the  investor's  payment
(provided that the Intermediary or Sub-designee, as applicable, has received the investor's  purchase order in good order, and the investor has complied with the
Intermediary's or Sub-designee's  payment  procedures).  No reimbursement fee or sales charge is imposed on purchases.

                                       17

                               EXCHANGE OF SHARES

     Investors  may  exchange  shares of the  Portfolio  for  shares of  another portfolio  by first  contacting  the  Advisor  at (310)  395-8005  to notify the
Advisor of the proposed exchange and then completing a letter of instruction and mailing it to: DFA Investment Dimensions Group Inc. as follows:

                             Attn: Client Operations
                                1299 Ocean Avenue
                             Santa Monica, CA 90401

     The minimum  amount for an exchange  is  $100,000.  Contact the Advisor for information  regarding the portfolios  available for exchanges.  There is no fee imposed  on an  exchange.  However,  the Fund  reserves  the  right to impose an administrative  fee in  order to cover  the  costs  incurred  in  processing  an exchange.  Any such fee will be  disclosed  in the  Prospectus.  An  exchange is treated as a redemption and a purchase.  Therefore,  an investor could realize a taxable gain or loss on the  transaction.  The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement as deemed necessary, at any time.

     Investors in the  Portfolio  may  exchange  all or part of their  Portfolio shares into certain portfolios of Dimensional  Investment Group Inc., subject to the  minimum  purchase  requirement  set  forth  in the  applicable  portfolio's prospectus.  Investors may contact the Advisor at the above-listed  phone number for more information on such exchanges and to request a copy of the prospectuses of portfolios of Dimensional Investment Group Inc.

     The  exchange  privilege is not  intended to afford  shareholders  a way to speculate  on  short-term  movements in the  markets.  Accordingly,  in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, the exchange privilege  may be  terminated,  and any  proposed  exchange  is  subject  to the approval  of the  Advisor.  Such  approval  will  depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii)
the nature of the underlying  securities and the cash position of the Portfolios involved  in the  proposed  exchange;  (iv) the  transaction  costs  involved in processing  the exchange;  and (v) the total number of  redemptions  by exchange already made out of the  Portfolio.  Excessive use of the exchange  privilege is defined  as any  pattern of  exchanges  among  portfolios  by an  investor  that evidences market timing.

     The  redemption  and purchase  prices of shares  redeemed and  purchased by exchange,  respectively,  are the net asset  values  next  determined  after the
Advisor has received a letter of instruction in good order. "Good order" means a completed  letter of  instruction  specifying the dollar amount to be exchanged, signed by all registered owners of the shares;  and if the Fund does not have on file  the  authorized  signatures  for the  account,  proof of  authority  and a guarantee of the signature of each  registered  owner by an "eligible  guarantor institution."  Such  institutions  generally  include  national or state  banks, savings associations,  savings and loan associations,  trust companies,  savings banks, credit unions, and members of a recognized stock exchange. Exchanges will be accepted  only if stock  certificates  have not been issued and the shares of the  Portfolio  being  acquired  are  registered  in  the  investor's  state  of residence.

                                       18

                              REDEMPTION OF SHARES

Redemption Procedure

     Investors who desire to redeem  shares of the Portfolio  must first contact the Advisor at (310) 395-8005. The Portfolio will redeem shares at the net asset value of such shares next determined,  either: (1) where stock certificates have not been  issued,  after  receipt of a written  request for  redemption  in good order,  by the  transfer  agent (or by an  Intermediary  or a  Sub-designee,  if applicable), or (2) if stock certificates have been issued, after receipt of the stock  certificates  in good order at the office of the  transfer  agent.  "Good order"  means that the  request to redeem  shares  must  include  all  necessary documentation,  to be received in writing by the Advisor no later than the close of regular  trading  on the NYSE  (normally  1:00 p.m.  PT),  including  but not limited to: the stock  certificate(s),  if issued;  a letter of instruction or a stock  assignment  specifying  the  number  of  shares  or  dollar  amount to be redeemed,  signed  by  all  registered  owners  (or  authorized  representatives thereof)  of the  shares;  and if a Fund  does not  have on file the  authorized signatures for the account,  proof of authority and a guarantee of the signature of each registered  owner by an eligible  guarantor  institution;  and any other required supporting legal documents.  A signature guarantee may be obtained from a domestic bank or trust company,  broker,  dealer,  clearing  agency or savings association  who are  participants  in a  medallion  program  recognized  by the
Securities  Transfer  Association.  The three recognized  medallion programs are
Securities Transfer Agents Medallion (STAMP),  Stock Exchanges Medallion Program
(SEMP),  and New York Stock Exchange,  Inc.  Medallion  Signature Program (MSP).
Signature guarantees that are not a part of these programs will not be accepted.

     Shareholders  redeeming shares for which certificates have not been issued, who have  authorized  redemption  payment by wire in writing,  may request  that redemption  proceeds  be paid in  federal  funds  wired  to the bank  they  have designated in writing.  The Fund reserves the right to send redemption  proceeds by check in their discretion;  a shareholder may request  overnight  delivery of such check at the  shareholder's  own expense.  If the proceeds are wired to the shareholder's  account  at a bank  that is not a member of the  Federal  Reserve
System,  there could be a delay in crediting the funds to the shareholder's bank account.  The Fund  reserves the right at any time to suspend or  terminate  the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions.  The redemption of all shares in an account will result in the account being closed.  A new Account  Registration  Form will be required for future  investments.  See  "PURCHASE OF SHARES." In the interests of economy and convenience, certificates for shares are not issued.

     Although the redemption  payments will ordinarily be made within seven days after  receipt,  payment to investors  redeeming  shares that were  purchased by check  will not be made  until the Fund can  verify  that the  payments  for the purchase have been, or will be, collected,  which may take up to fifteen days or more.  Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

     With  respect to the  Portfolio,  the Fund  reserves  the right to redeem a shareholder's  account  if the value of the shares in the  Portfolio  is $500 or less because of redemptions by the  shareholder.  Before the Fund  involuntarily redeems  shares from such an account and sends the proceeds to the  stockholder, the Fund will give written notice of the redemption to the  stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the  notice  to make an  additional  investment  in the Fund in order to bring the value of the shares in the account  for a specific  portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a

                                       19

stockholder  for  shares  redeemed  by the Fund  under  this  right  will be the aggregate  net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

     When  in the  best  interests  of a  Portfolio,  it may  make a  redemption payment, in whole or in part, by a distribution of portfolio  securities in lieu of  cash.  Such  distributions  will be  made in  accordance  with  the  federal securities laws and regulations  governing  mutual funds in accordance with Rule
18f-1 under the Investment  Company Act of 1940. The Portfolio also reserves the right to redeem  its  shares in the  currencies  in which  its  investments  are denominated.  Investors may incur brokerage  charges and other transaction costs in selling such securities and converting such currencies to dollars.  Also, the value of foreign  securities or currencies may be affected by currency  exchange fluctuations.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The  Portfolio  generally  will  disclose  up to its 25  largest  portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, as of the  most  recent  month-end,  online  at the  Advisor's  public  website,
http://www.dfaus.com,  within 20 days after the end of each month. The Portfolio also generally will disclose its complete portfolio  holdings,  as of month-end, online at the Advisor's  public website,  three months  following the month-end.
Please  consult the SAI for a description  of the other  policies and procedures that govern disclosure of the portfolio holdings by the Portfolio.

                                       20

                                SERVICE PROVIDERS
--------------------------------------------------------------------------------

                               Investment Advisor

                         DIMENSIONAL FUND ADVISORS INC.
                                1299 Ocean Avenue
                             Santa Monica, CA 90401
                             Tel. No. (310) 395-8005

--------------------------------------------------------------------------------

                                      Accounting Services, Dividend Disbursing,
                                               and Transfer Agent
           Sub-Advisors
                                                     PFPC INC.
   DIMENSIONAL FUND ADVISORS LTD.              400 Bellevue Parkway
                                               Wilmington, DE 19809
          7 Down Street
          London W1J7AJ
          United Kingdom                           Legal Counsel
     Tel. No. (20) 7016-4500
                                       STRADLEY, RONON, STEVENS & YOUNG, LLP
      DFA AUSTRALIA LIMITED                  2600 One Commerce Square
                                            Philadelphia, PA 19103-7098
         Level 29 Gateway
        1 MacQuarie Place
   Sydney, New South Wales 2000           Independent Registered Public
            Australia                            Accounting Firm
    Tel. No. (612) 8 336-7100
                                           PRICEWATERHOUSECOOPERS LLP
                                               Two Commerce Square
                                                   Suite 1700
                                               2001 Market Street
                                           Philadelphia, PA 19103-7042

--------------------------------------------------------------------------------

            Custodian                           Social Screen Vendor

          CITIBANK, N.A.                   KLD RESEARCH & ANALYTICS, INC.
         111 Wall Street                     260 Summer Street, 4th Floor
        New York, NY 10005                        Boston, MA 02210

--------------------------------------------------------------------------------

                                       21

Other Available Information

You can find more  information  about the Fund and the  Portfolio  in the Fund's
Statement of Additional Information ("SAI") and Annual and Semi-Annual Reports.

Statement of Additional  Information.  The SAI  supplements,  and is technically part of, this  Prospectus.  It includes an  expanded  discussion  of  investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly  affected the Portfolio in its last fiscal year. The Portfolio is new so these reports are not yet available for the
Portfolio.

How to get these and other materials:

Request free copies from:

o    Your investment  advisor--you are a client of an investment advisor who has invested in the Portfolio on your behalf.

o    The Fund--you represent an institutional  investor,  registered  investment advisor or other qualifying investor. Call collect at (310) 395-8005.

o    Access them on our website at http://www.dfaus.com.

o    Access  them  on  the  EDGAR   Database  in  the  SEC's  Internet  site  at
     http://www.sec.gov.

o    Review and copy them at the SEC's Public  Reference Room in Washington D.C.
     (phone 1-800-SEC-0330).

o    Request copies from the Public  Reference  Section of the SEC,  Washington,
     D.C.  20549-0102  or at  publicinfo@sec.gov  (you will be charged a copying fee).  Information  on the operation of the SEC's public  reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors Inc.
1299 Ocean Avenue
Santa Monica, CA 90401
(310) 395-8005

DFA Investment Dimensions Group Inc.--Registration No. 811-3258

                                       22